Accrued Expenses and Other Current Liabilities	12 Months Ended
Feb. 28, 2026
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Payable for funding commitments (1)	45,000	45,000	6,563
Payable for property and equipment purchase	8,177	3,471	507
Accrued employee payroll and welfare benefits	6,089	5,896	861
Other taxes payable (2)	3,897	2,171	318
Refund liabilities	1,039	840	123
Others	7,686	3,006	440
Total	71,888	60,384	8,812

(1) As of February 28, 2025 and 2026, RMB45,000 (US$6,563) has been accrued as marketing expenses, according to the funding commitment with Shanghai East Normal University Education Development Fund for public welfare purpose.

(2) Other taxes payable consists of value added tax payable, withholding individual tax payable other tax payable, and other tax related interest and penalty accrual.